Subsequent events	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
28.	Subsequent events
Between December 31, 2021 and March 14, 2022, the Company repurchased 560,000 common shares at a price ranging from 92.93$ to 105.89$ for a total purchase price of $56.4 million.